Shareholder Report, Line Graph (Details) 321012_Hotchkis - Wiley Small Cap Diversified Value Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 20,814	$ 20,658	$ 19,070	$ 17,008	$ 18,808	$ 10,502	$ 13,376	$ 14,756	$ 12,593	$ 9,479	$ 27,146
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,672
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	19,666	18,634	16,803	15,851	18,934	10,927	13,241	14,121	12,486	10,000	$ 28,123
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	$ 21,334	$ 19,812	$ 18,002	$ 16,029	$ 21,429	$ 13,226	$ 14,164	$ 14,649	$ 12,460	$ 10,000	$ 30,034